SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory valuation
LIFO inventory as percentage of consolidated inventory	30.00%	22.00%
Property, Plant and Equipment
Total depreciation expense	$ 331	$ 306	$ 290
Buildings and Leasehold Improvements
Property, Plant and Equipment
Estimated useful life, minimum (in years)	5
Estimated useful life, maximum (in years)	40
Machinery and Equipment
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	18
Merchandising and Customer Equipment and Capital Software
Property, Plant and Equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	9